Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
As part of our risk management approach, our cyber security program includes monitoring and implementing various protective systems and incident reporting procedures. We engage managed service providers under strict oversight from our internal IT team to ensure alignment with organization standards and security protocols.
Within the last 12 months, we have not identified risks from known cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	As part of our risk management approach, our cyber security program includes monitoring and implementing various protective systems and incident reporting procedures.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our audit committee is responsible for oversight of risks, including risks from cybersecurity threats. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the audit committee. The Company possesses internal IT resources to manage and remediate cybersecurity risks, and the internal team will engage external advisors when deemed necessary.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee is responsible for oversight of risks, including risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the audit committee.
Cybersecurity Risk Role of Management [Text Block]	The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the audit committee.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our audit committee is responsible for oversight of risks, including risks from cybersecurity threats. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the audit committee. The Company possesses internal IT resources to manage and remediate cybersecurity risks, and the internal team will engage external advisors when deemed necessary.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our audit committee is responsible for oversight of risks, including risks from cybersecurity threats. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the audit committee. The Company possesses internal IT resources to manage and remediate cybersecurity risks, and the internal team will engage external advisors when deemed necessary.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true